DEFINITIONS (Details 1) (Njeda Bonds [Member], USD $)	Sep. 01, 2013	Mar. 01, 2013	Sep. 01, 2012	Mar. 01, 2012	Sep. 01, 2011	Mar. 01, 2011	Sep. 01, 2010	Mar. 01, 2010	Sep. 01, 2009	Mar. 01, 2009
Interest Payment [Member]
Restricted Cash and Cash Equivalents	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 113,075	$ 120,775	$ 120,775
Principal Payment [Member]
Restricted Cash and Cash Equivalents									$ 210,000